MASSMUTUAL SELECT FUNDS

Supplement dated May 31, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, and RetireSMARTSM 2050 Fund, under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

The following information replaces similar information found on page 5 for RetireSMART Conservative Fund, page 11 for RetireSMART Moderate Fund, page 17 for RetireSMART Moderate Growth Fund, and page 23 for RetireSMART Growth Fund, under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance and replaces similar information found on page 92 under the heading Target-Date RetireSMART Funds in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies:

Premier International Equity (OFI Global Institutional)

Effective June 1, 2013, the following information replaces similar information for the RetireSMART Conservative Fund found on page 4 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.10%	.14%	.22%	.22%
Acquired Fund Fees and Expenses(1)	.52%	.52%	.52%	.52%
Total Annual Fund Operating Expenses(2)	.67%	.71%	.79%	1.04%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$68	$214	$373	$835
Class Y	$73	$227	$395	$883
Class L	$81	$252	$439	$978
Class A	$675	$887	$1,116	$1,773

Effective June 1, 2013, the following information replaces similar information for the RetireSMART Moderate Fund found on page 10 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.12%	.16%	.24%	.24%
Acquired Fund Fees and Expenses(1)	.60%	.60%	.60%	.60%
Total Annual Fund Operating Expenses(2)	.77%	.81%	.89%	1.14%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$79	$246	$428	$954
Class Y	$83	$259	$450	$1,002
Class L	$91	$284	$493	$1,096
Class A	$685	$916	$1,167	$1,881

Effective June 1, 2013, the following information replaces similar information for the RetireSMART Moderate Growth Fund found on page 16 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.14%	.18%	.26%	.26%
Acquired Fund Fees and Expenses(1)	.67%	.67%	.67%	.67%
Total Annual Fund Operating Expenses(2)	.86%	.90%	.98%	1.23%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$88	$274	$477	$1,061
Class Y	$92	$287	$498	$1,108
Class L	$100	$312	$542	$1,201
Class A	$693	$943	$1,212	$1,978

Effective June 1, 2013, the following information replaces similar information for the RetireSMART Growth Fund found on page 22 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.22%	.26%	.34%	.34%
Acquired Fund Fees and Expenses(1)	.70%	.70%	.70%	.70%
Total Annual Fund Operating Expenses(2)	.97%	1.01%	1.09%	1.34%
Expense Reimbursement	(.08%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.89%	.93%	1.01%	1.26%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to bear the expenses (other than the management, Rule 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) of Class S, Class Y, Class L, and Class A of the Fund in excess of .03% of the average daily net asset values of each such class through March 31, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$301	$529	$1,182
Class Y	$95	$314	$550	$1,229
Class L	$103	$339	$593	$1,322
Class A	$696	$968	$1,260	$2,088

Effective June 1, 2013, the following information replaces similar information for the RetireSMART In Retirement Fund found on page 28 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.19%	.26%	.36%	.36%	.41%
Acquired Fund Fees and Expenses(1)	.56%	.56%	.56%	.56%	.56%
Total Annual Fund Operating Expenses(2)	.80%	.87%	.97%	1.22%	1.52%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$990
Class Y	$89	$278	$482	$1,073
Class L	$99	$309	$536	$1,190
Class A	$692	$940	$1,207	$1,967
Class N	$255	$480	$829	$1,813

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$155	$480	$829	$1,813

The following information replaces similar information for the Custom RetireSMART In Retirement Index for the RetireSMART In Retirement Fund found on page 33 under Average Annual Total Returns:

Average Annual Total Returns

(For the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART In Retirement Index (reflects no deduction for fees, expenses, or taxes)	8.40%	4.52%	5.23%

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2010 Fund found on page 34 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.21%	.30%	.40%	.40%	.45%
Acquired Fund Fees and Expenses(1)	.58%	.58%	.58%	.58%	.58%
Total Annual Fund Operating Expenses(2)	.84%	.93%	1.03%	1.28%	1.58%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$86	$268	$466	$1,037
Class Y	$95	$296	$515	$1,143
Class L	$105	$328	$569	$1.259
Class A	$698	$958	$1,237	$2,031
Class N	$261	$499	$860	$1,878

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$161	$499	$860	$1,878

The following information replaces similar information for the Custom RetireSMART 2010 Index for the RetireSMART 2010 Fund found on page 39 under Average Annual Total Returns:

Average Annual Total Returns

(For the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART 2010 Index (reflects no deduction for fees, expenses, or taxes)	10.26%	3.63%	5.15%

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2015 Fund found on page 40 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	1.75%	1.84%	1.94%	1.94%
Acquired Fund Fees and Expenses(1)	.60%	.60%	.60%	.60%
Total Annual Fund Operating Expenses(2)	2.40%	2.49%	2.59%	2.84%
Expense Reimbursement	(1.57%)	(1.61%)	(1.61%)	(1.61%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.83%	.88%	.98%	1.23%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, and .63% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$85	$598	$1,138	$2,616
Class Y	$90	$621	$1,180	$2,704
Class L	$100	$652	$1,231	$2,804
Class A	$693	$1,261	$1,853	$3,450

The following information replaces similar information for the Custom RetireSMART 2015 Index for the RetireSMART 2015 Fund found on page 45 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Since Inception (04/01/10)
Custom RetireSMART 2015 Index (reflects no deduction for fees, expenses, or taxes)	11.94%	7.93%

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2020 Fund found on page 46 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.18%	.27%	.37%	.37%	.42%
Acquired Fund Fees and Expenses(1)	.63%	.63%	.63%	.63%	.63%
Total Annual Fund Operating Expenses(2)	.86%	.95%	1.05%	1.30%	1.60%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$88	$274	$477	$1,061
Class Y	$97	$303	$525	$1,166
Class L	$107	$334	$579	$1,283
Class A	$700	$963	$1,247	$2,053
Class N	$263	$505	$871	$1,900

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$163	$505	$871	$1,900

The following information replaces similar information found on page 47 for the RetireSMART 2020 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Premier Short-Duration Bond Fund (Babson Capital)

The following information replaces similar information for the Custom RetireSMART 2020 Index for the RetireSMART 2020 Fund found on page 51 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART 2020 Index (reflects no deduction for fees, expenses, or taxes)	13.39%	2.70%	5.15%

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2025 Fund found on page 52 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	2.11%	2.20%	2.30%	2.30%
Acquired Fund Fees and Expenses(1)	.65%	.65%	.65%	.65%
Total Annual Fund Operating Expenses(2)	2.81%	2.90%	3.00%	3.25%
Expense Reimbursement	(1.93%)	(1.97%)	(1.97%)	(1.97%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.88%	.93%	1.03%	1.28%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, and .63% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$90	$688	$1,312	$2,997
Class Y	$95	$711	$1,354	$3,082
Class L	$105	$741	$1,403	$3,178
Class A	$698	$1,344	$2,014	$3,793

The following information replaces similar information for the Custom RetireSMART 2025 Index for the RetireSMART 2025 Fund found on page 57 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Since Inception (04/01/10)
Custom RetireSMART 2025 Index (reflects no deduction for fees, expenses, or taxes)	14.32%	8.21%

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2030 Fund found on page 58 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.18%	.27%	.37%	.37%	.42%
Acquired Fund Fees and Expenses(1)	.67%	.67%	.67%	.67%	.67%
Total Annual Fund Operating Expenses(2)	.90%	.99%	1.09%	1.34%	1.64%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$92	$287	$498	$1,108
Class Y	$101	$315	$547	$1,213
Class L	$111	$347	$601	$1,329
Class A	$704	$975	$1,267	$2,095
Class N	$267	$517	$892	$1,944

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$167	$517	$892	$1,944

The following information replaces similar information for the Custom RetireSMART 2030 Index for the RetireSMART 2030 Fund found on page 63 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART 2030 Index (reflects no deduction for fees, expenses, or taxes)	14.88%	1.54%	5.19%

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2035 Fund found on page 64 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	2.49%	2.58%	2.68%	2.68%
Acquired Fund Fees and Expenses(1)	.67%	.67%	.67%	.67%
Total Annual Fund Operating Expenses(2)	3.21%	3.30%	3.40%	3.65%
Expense Reimbursement	(2.31%)	(2.35%)	(2.35%)	(2.35%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.90%	.95%	1.05%	1.30%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, and .63% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$92	$772	$1,477	$3,353
Class Y	$97	$795	$1,518	$3,434
Class L	$107	$825	$1,567	$3,526
Class A	$700	$1,423	$2,166	$4,112

The following information replaces similar information for the Custom RetireSMART 2035 Index for the RetireSMART 2035 Fund found on page 69 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Since Inception (04/01/10)
Custom RetireSMART 2035 Index (reflects no deduction for fees, expenses, or taxes)	15.08%	8.29%

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2040 Fund found on page 70 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.20%	.29%	.39%	.39%	.44%
Acquired Fund Fees and Expenses(1)	.68%	.68%	.68%	.68%	.68%
Total Annual Fund Operating Expenses(2)	.93%	1.02%	1.12%	1.37%	1.67%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$95	$296	$515	$1,143
Class Y	$104	$325	$563	$1,248
Class L	$114	$356	$617	$1,363
Class A	$706	$984	$1,282	$2,127
Class N	$270	$526	$907	$1,976

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$170	$526	$907	$1,976

The following information replaces similar information for the Custom RetireSMART 2040 Index for the RetireSMART 2040 Fund found on page 75 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART 2040 Index (reflects no deduction for fees, expenses, or taxes)	15.26%	1.08%	5.41%

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2045 Fund found on page 76 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	3.82%	3.91%	4.01%	4.01%
Acquired Fund Fees and Expenses(1)	.69%	.69%	.69%	.69%
Total Annual Fund Operating Expenses(2)	4.56%	4.65%	4.75%	5.00%
Expense Reimbursement	(3.64%)	(3.68%)	(3.68%)	(3.68%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.92%	.97%	1.07%	1.32%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, and .63% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$94	$1,047	$2,009	$4,451
Class Y	$99	$1,070	$2,047	$4,522
Class L	$109	$1,099	$2,094	$4,602
Class A	$702	$1,679	$2,656	$5,099

The following information replaces similar information for the Custom RetireSMART 2045 Index for the RetireSMART 2045 Fund found on page 81 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Since Inception (04/01/10)
Custom RetireSMART 2045 Index (reflects no deduction for fees, expenses, or taxes)	15.96%	8.24%

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2050 Fund found on page 82 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.32%	.41%	.51%	.51%	.56%
Acquired Fund Fees and Expenses(1)	.69%	.69%	.69%	.69%	.69%
Total Annual Fund Operating Expenses(2)	1.06%	1.15%	1.25%	1.50%	1.80%
Expense Reimbursement	(.14%)	(.18%)	(.18%)	(.18%)	(.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.92%	.97%	1.07%	1.32%	1.62%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, .63%, and .93% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$94	$323	$571	$1,281
Class Y	$99	$348	$616	$1,381
Class L	$109	$379	$669	$1,495
Class A	$702	$1,005	$1,330	$2,248
Class N	$265	$549	$958	$2,101

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$165	$549	$958	$2,101

The following information replaces similar information for the Custom RetireSMART 2050 Index for the RetireSMART 2050 Fund found on page 87 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/08
Custom RetireSMART 2050 Index (reflects no deduction for fees, expenses, or taxes)	15.96%	1.15%	1.15%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE